Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 2,017	$ 2,177	$ (236)
Tax rate differential on entities not subject to PRC income tax	(602)	(740)	1,281
Effect of income for which no income tax is chargeable	(1,670)	(934)	(850)
Effect of expense for which no income tax is deductible	188	75	139
Net change in valuation allowances	(62)	(103)	39
Over provision of income tax in previous years	(36)
Effective tax	$ (165)	$ 475	$ 373